Offerings - Offering: 1	Jun. 25, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	2026 Inducement Plan Common Stock, par value $0.0001
Amount Registered | shares	1,500,000
Proposed Maximum Offering Price per Unit	1.9175
Maximum Aggregate Offering Price	$ 2,876,250.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 397.21
Offering Note	(1) Pursuant to Rule 416(a) of the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of the Registrant's Common Stock that become issuable under the Registrant's 2026 Inducement Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of outstanding shares of Common Stock. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and Rule 457(h)(1) promulgated under the Securities Act based on the average of the high $1.935 and low $1.90 sales prices of the Registrant's Common Stock as reported on the Nasdaq Capital Market on June 18, 2026, which date is within five business days prior to the date of filing of this Registration Statement. (3) Represents 1,500.000 shares of the Registrant's Common Stock reserved for future issuance under the 2026 Inducement Plan.